Subsequent Events (Details) - USD ($)									1 Months Ended							3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 03, 2022	Oct. 25, 2022	Oct. 20, 2022	Mar. 02, 2022	Feb. 11, 2022	Jan. 25, 2022	Jan. 07, 2022	Jan. 04, 2022	Oct. 28, 2022	Mar. 30, 2022	Feb. 25, 2022	Feb. 18, 2022	Feb. 14, 2022	Feb. 14, 2022	Jan. 24, 2022	Nov. 02, 2022	Mar. 28, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 19, 2022	Mar. 31, 2022	May 26, 2021	Mar. 01, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Aggregate converted shares	3,176,471	5,868,545
Aggregate shares of common stock																		3,984,347
Aggregate of shares																			13,314,289
Aggregate of shares (in Dollars)																		$ 390,865
Aggregate shaers for common stock services																7,067,670
Share amount (in Dollars)																				$ 25,000,000
Common stock, par value (in Dollars per share)																		$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Warrant [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Dollars)																		$ 1,416,000
Series R Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock																			79,112,450
Aggregate of shares																		604	15
Aggregate of shares (in Dollars)																			$ 1,933
Series U preferred stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock																		210	7,538,432
Aggregate of shares																		30,629,247	1,560,000
Common stock, par value (in Dollars per share)																						$ 0.2
Series Y Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock																		15
Aggregate of shares																		108,238,078
Series Z Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock																		25
Aggregate of shares												25
Series L Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares																		284	828,451
Aggregate shares of common stock																		25,145,849	522
Series J Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares																			57.5
Aggregate shares of common stock																		5
Series T Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares																		612
Aggregate of shares (in Dollars)																		$ 83,105,450
Common stock, par value (in Dollars per share)																							$ 0.05
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares																					261,707
Subsequent Event [Member] | Series K Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares													35
Aggregate shares of common stock													35
Subsequent Event [Member] | Series W Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares								10			145
Aggregate shares of common stock								694,446			17,193,676
Subsequent Event [Member] | Series R Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares			3					378
Aggregate shares of common stock			20,204,082					27,162,453
Subsequent Event [Member] | Series U preferred stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares				111,010,481				432
Aggregate shares of common stock								22,794,493
Subsequent Event [Member] | Series Y Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock									1.8								12.4
Aggregate purchase price (in Dollars)									$ 177,000								$ 1,244,200
Subscription agreements, description																	The Company also issued an aggregate of 9,953,600 warrants to these investors.
Subsequent Event [Member] | Series V Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares						4
Aggregate shares of common stock						4
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares														100
Aggregate shares of common stock														100
Subsequent Event [Member] | Series Z Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares												25
Aggregate purchase price (in Dollars)												$ 250,000
Subscription agreements, description												The Company also issued an aggregate of 2,500,000 warrants to the investor.
Subsequent Event [Member] | Series L Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares										124
Aggregate shares of common stock										14,528,106
Subsequent Event [Member] | Series J Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares		100
Subsequent Event [Member] | Series T Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate converted shares	18
Forecast [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description					the Company filed a certificate of designation (the “Series Z COD”) of Series Z preferred stock (the “Series Z”) with the Secretary of State of Nevada. Pursuant to the Series Z COD, the Company designated 25 shares of preferred stock as Series Z. The Series Z has an original issue price of $10,000 per share. The Series Z holders will not be entitled to dividends or any voting rights except as may be required by applicable law. The Series Z will be convertible into common stock of the Company pursuant to the Series Z COD, provided that, the Series Z may not be converted into common stock to the extent such conversion would result in the holder beneficially owning more than 4.99% of the Company’s outstanding common stock (which amount may be increased up to 9.99% upon 61 days’ written notice). The Company will have the right (but no obligation) to redeem the Series Z at any time at a redemption price equal to the original issue price plus any accrued but unpaid distributions of 25% of Subsidiary’s annual net profits. On February 18, 2022, the Company issued an aggregate of 25 shares of Series Z preferred stock.
Convertible promissory notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock							12,461,909
Aggregate principal and interest amount (in Dollars)							$ 119,634
GTR Plaintiffs [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description															Pursuant to the terms of settlement, all of which have been performed as of the filing date, (i) the GTR Defendants paid $25,000 to the GTR Plaintiffs, (ii) the parties mutually released each other from all claims, controversies, etc. that could have been asserted by any party against any other party pursuant to the aforesaid merchant funding agreements and settlement entered thereunder, and (iii) the GTR Plaintiffs dismissed with prejudice the action commenced by the GTR Plaintiffs in the Supreme Court for the State of New York in and for the County of Ontario and the appeal in the United States Court of Appeals for the Second Circuit.